Employee benefits (Details 5)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Actuarial assumptions [Abstract]
Discount rate	6.35%	5.70%	5.60%
Long-term rate of compensation increase	5.00%	5.00%	5.00%
Average future working life time (Years)	5 years 6 months 3 days	4 years 3 months 25 days	4 years 4 months 13 days
Not later than one year [Member]
Actuarial assumptions [Abstract]
Expected long term rate of return on plan assets	8.00%	0.00%	0.00%
Less than 1 year [Member]
Actuarial assumptions [Abstract]
Expected long term rate of return on plan assets	5.00%	5.00%	5.00%